MANAGERS TRUST I

MANAGERS FREMONT GLOBAL FUND

Supplement dated December 18, 2006

to the Prospectus dated March 1, 2006

(as supplemented June 16, 2006 and June 12, 2006)

and

to the Statement of Additional Information dated March 1, 2006, as supplemented March 8, 2006

(as further supplemented June 16, 2006)

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Global Fund (the “Global Fund”), a series of Managers Trust I (the “Trust”), contained in the Global Fund’s Prospectus dated March 1, 2006 (as supplemented June 16, 2006 and June 12, 2006) and in the Global Fund’s Statement of Additional Information dated March 1, 2006, as supplemented March 8, 2006 (as further supplemented June 16, 2006).

At a meeting held on December 8, 2006, the Trust’s Board of Trustees approved the transfer of the assets of the Global Fund managed by 333 Global Advisers (“333 Global”), a division of the Global Fund’s investment manager, Managers Investment Group LLC (“Managers”), to the Managers Global Bond Fund (the “Global Bond Fund”), a series of The Managers Funds. It is currently expected that, effective January 1, 2007, Managers will begin investing the assets of the Global Fund currently managed by 333 Global in the Global Bond Fund and that the entire portion of the Global Fund currently managed by 333 Global will be invested in the Global Bond Fund by January 31, 2007.

Effective January 1, 2007, Managers has agreed to waive its entire annual management fee for the Global Fund with respect to those assets of the Global Fund invested in the Global Bond Fund and contractually to waive a portion of its annual management fee for the Global Bond Fund through at least January 1, 2008 (resulting in an annual management fee for the Global Bond Fund of 0.60% of the average daily net assets of that Fund). In addition, effective January 1, 2007, Managers has agreed to waive a portion of its annual administrative fee for the Global Fund with respect to those assets of the Global Fund invested in the Global Bond Fund such that its fee for such assets will be 0.05% of the average daily net assets invested in the Global Bond Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE